SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 4) (Parent Issuer)	Dec. 31, 2013
Parent Issuer
Basis of Presentation
Percentage by which the restricted net assets of Parent's consolidated subsidiaries exceeds Parent's consolidated net assets	25.00%